Shareholders’ Equity (Details Narrative) - USD ($)	Sep. 15, 2021	Jan. 06, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Shares authorized			610,000,000
Preferred Stock, shares authorized			10,000,000	10,000,000
Preferred Stock, par value			$ 0.0001	$ 0.0001
Warrants outstanding			$ 10,997,500
Shares issued price per share			$ 11.50
Warrants expiration			Jul. 20, 2026
Warrants redemption price per share			$ 0.01
Minimum [Member]
Class of Stock [Line Items]
Percentage of pre-funded warrants exercise	9.99%
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized			400,000,000	400,000,000
Common stock, par value			$ 0.0001	$ 0.0001
Common Class A [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Sale of stock, price per share		$ 3.60
Common
Class of Stock [Line Items]
Common stock, shares authorized			200,000,000
Common stock, par value			$ 0.0001
Public Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 10,800,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants outstanding			197,500
Private Warrants [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Warrants outstanding			$ 197,500
Class A Common Stock [Member]
Class of Stock [Line Items]
Sale of stock, price per share			$ 18.00
Repurchase of aggregate common stock, shares	800,000
Common stock reserved for future issuance			2,564,960
Class A Common Stock [Member] | Incentive Plan [Member]
Class of Stock [Line Items]
Common stock reserved for future issuance			1,749,526
Pre-Funded Warrants [Member]
Class of Stock [Line Items]
Warrants to acquire common stock	800,000